CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 68	$ 14
Accounts payable	5,872	1,387
Accrued expenses and other current liabilities	19,802	6,296
Deferred revenue-current	12,089	4,589
Due to related parties	1,025
Income tax payable	7,312	127
Current portion of long-term payable	460	1,525
Long-term payable		450
Deferred revenue-noncurrent	5,113
Other noncurrent liabilities	286
Consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd.
Accounts payable	5,872	1,383
Accrued expenses and other current liabilities	7,984	3,468
Deferred revenue-current	9,831	4,580
Due to related parties	1,025
Income tax payable	3,635	92
Current portion of long-term payable	460	1,525
Long-term payable		450
Deferred revenue-noncurrent	1,589
Other noncurrent liabilities	286
Series A preferred Stock
Convertible participating redeemable preferred shares		20,107
Convertible participating redeemable preferred shares, par value (in dollars per share)		$ 0.001
Convertible participating redeemable preferred shares, shares authorized (in shares)		32,603,760
Convertible participating redeemable preferred shares, shares issued (in shares)		32,603,760
Convertible participating redeemable preferred shares, shares outstanding (in shares)		32,603,760
Convertible participating redeemable preferred shares, liquidation value		16,300
Series B preferred stock
Convertible participating redeemable preferred shares		29,193
Convertible participating redeemable preferred shares, par value (in dollars per share)		$ 0.001
Convertible participating redeemable preferred shares, shares authorized (in shares)		37,878,789
Convertible participating redeemable preferred shares, shares issued (in shares)		37,878,789
Convertible participating redeemable preferred shares, shares outstanding (in shares)		37,878,789
Convertible participating redeemable preferred shares, liquidation value		25,000
Series C preferred stock
Convertible participating redeemable preferred shares		20,900
Convertible participating redeemable preferred shares, par value (in dollars per share)		$ 0.001
Convertible participating redeemable preferred shares, shares authorized (in shares)		7,831,467
Convertible participating redeemable preferred shares, shares issued (in shares)		7,831,467
Convertible participating redeemable preferred shares, shares outstanding (in shares)		7,831,467
Convertible participating redeemable preferred shares, liquidation value		$ 20,000
Ordinary Shares
Ordinary shares, par value (in dollars per share)		$ 0.001
Ordinary shares, shares authorized (in shares)		156,631,180
Ordinary shares, shares issued (in shares)		71,560,740
Ordinary shares, shares outstanding (in shares)		71,560,740
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001
Ordinary shares, shares authorized (in shares)	378,000,000
Ordinary shares, shares issued (in shares)	109,392,815
Ordinary shares, shares outstanding (in shares)	109,392,815
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001
Ordinary shares, shares authorized (in shares)	122,000,000
Ordinary shares, shares issued (in shares)	69,636,436
Ordinary shares, shares outstanding (in shares)	69,636,436